November 20, 2007

ADVANTAGE FUNDS, INC. -DREYFUS PREMIER MIDCAP VALUE FUND

Supplement to Statement of Additional Information January 1, 2007

     Effective immediately, Dreyfus Premier Midcap Value Fund ceased operations and shares of the Fund are no longer being offered.